Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	September 30, 2024	September 30, 2023

Operating lease right-of-use assets, net	$702,453	$1,358,342

Operating lease liabilities - current	$246,809	$551,384
Operating lease liabilities - non-current	409,703	882,617
Total operating lease liabilities	$656,512	$1,434,001

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.25 years
Weighted average discount rate	7.9%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of September 30, 2024:

Twelve months ending September 30,
2025	$288,525
2026	208,208
2027	134,655
2028	92,624
2029	23,157
Total future minimum lease payments	747,169
Less: imputed interest	(90,657)
Present value of lease liabilities	$656,512